Average Annual Total Returns - WisdomTree Alternative Income Fund			12 Months Ended	44 Months Ended
		Jul. 18, 2025	Dec. 31, 2024	Dec. 31, 2024
Gapstow Private Credit and Alternative Income Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.86%	2.02%
Performance Inception Date		May 06, 2021
ICE BofA Merrill Lynch U.S. High Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.22%	3.25%
Performance Inception Date		May 06, 2021
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	11.57%
Performance Inception Date		May 06, 2021
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(1.75%)
Performance Inception Date		May 06, 2021
WisdomTree Alternative Income Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.35%	1.56%
Performance Inception Date		May 06, 2021
WisdomTree Alternative Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.18%	(2.14%)
Performance Inception Date		May 06, 2021
WisdomTree Alternative Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.28%	(0.37%)
Performance Inception Date		May 06, 2021

[1]	Prior to July 18, 2025, the Fund’s performance reflects its prior investment objective and principal investment strategies when it sought to track the price and yield performance of the Gapstow Liquid Alternative Credit Index. As noted above, on July 18, 2025, the Fund’s investment objective and principal investment strategies changed to reflect that it seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index.